UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  028-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang and Robert W. Medway
Title:     Managers
Phone:     212.920.3400

Signature, Place, and Date of Signing:

 /s/ Yale M. Fergang     New York, New York/USA     November 14, 2012
 /S/ Robert W. Medway    New York, New York/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $493,109 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIED NEVADA GOLD CORP        COM              019344100    16601   425000 SH       SOLE                   425000
AMDOCS LTD                     ORD              G02602103    20454   620000 SH       SOLE                   620000
BIG LOTS INC                   COM              089302103    27731   937500 SH       SOLE                   937500
BLOCK H & R INC                COM              093671105    27555  1590000 SH       SOLE                  1590000
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106    41001  1225000 SH       SOLE                  1225000
CINCINNATI BELL INC NEW        COM              171871106    48211  8458000 SH       SOLE                  8458000
DIGITAL RLTY TR INC            PUT              253868953      188    12500 SH  PUT  SOLE                    12500
FIDELITY NATIONAL FINANCIAL    CL A             31620R105    44491  2080000 SH       SOLE                  2080000
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    13248   535276 SH       SOLE                   535276
HALLIBURTON CO                 COM              406216101    33522   995000 SH       SOLE                   995000
HEWLETT PACKARD CO             COM              428236103     6909   405000 SH       SOLE                   405000
HOLLYFRONTIER CORP             COM              436106108    34460   835000 SH       SOLE                   835000
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    13804   192500 SH       SOLE                   192500
LEAR CORP                      COM NEW          521865204    20535   543392 SH       SOLE                   543392
NOVAGOLD RES INC               COM NEW          66987E206     4620   825000 SH       SOLE                   825000
SANOFI                         RIGHT 12/31/2020 80105N113     5218  3105672 SH       SOLE                  3105672
SEMGROUP CORP                  CL A             81663A105    52143  1415000 SH       SOLE                  1415000
TFS FINL CORP                  COM              87240R107    15782  1740000 SH       SOLE                  1740000
VALASSIS COMMUNICATIONS INC    COM              918866104    38791  1571133 SH       SOLE                  1571133
WELLPOINT INC                  COM              94973V107    27845   480000 SH       SOLE                   480000